Furniture, Fixtures, Equipment and Intangible Assets	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3	FURNITURE, FIXTURES, EQUIPMENT AND INTANGIBLE ASSETS

At December 31, 2011 and December 31, 2010, furniture, fixtures, equipment and intangible assets were as follows:

	As of December 31, 2011	As of December 31, 2010

Computer equipment	$143,461	$64,437
Furniture	159,051	32,342
Website domain name	24,938	24,938
Software	7,342	2,701
Website costs	40,500	40,500
Leasehold improvements	329,156	-
Less: accumulated depreciation and amortization	(125,985)	(75,412)
Total equipment and intangibles, net	$578,463	$89,506

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was $51,180, and $18,674, respectively.

The estimated future amortization and depreciation of intangible and tangible assets is as follows:

Year	Amount

2012	$138,890
2013	135,911
2014	130,862
2015	96,743
2016 and thereafter	76,057
$578,463